Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 09, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 7,674	$ 7,538	$ 7,984	$ 41
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		441	384
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		6,176	6,176
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		264	250
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		207	201
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		59	57
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		82	82
Rest of EMEAA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]	50	38
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		254	202
Caribbean TCL [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		83	83
Rest of South, Central America and the Caribbean [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[2]	$ 58	$ 65

[1]	This caption refers to the operating segments in Israel, the Czech Republic, Egypt and Germany.
[2]	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.